Consolidated and Combined Carve-Out Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by operating activities:
Net income (loss)	$ 15,064	$ 745	$ (16,338)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	23,768	21,181	16,229
Amortization of contract liabilities	(1,518)	(1,518)	(868)
Amortization of deferred debt issuance cost	1,741	982	658
Deferred income tax (benefit) expense	2,827	1,261	(1,240)
Unrealized (gain) loss on derivative instruments	(1,770)	549	8,923
Unrealized loss on foreign currency transactions	32	579	3,056
Other items	(427)	(426)	2,677
Changes in operating assets and liabilities
Decrease (increase) in trade accounts receivable	99	(6)	(93)
Decrease in receivables from owner and affiliates			386
Decrease (increase) in inventories	197	(71)	218
Decrease (increase) in other current assets	2,555	(1,609)	(211)
Increase in amounts due from related parties	(77)
Increase in amounts due to related parties	109
Increase (decrease) in trade accounts payable	662	(334)	(7,874)
Increase (decrease) in accrued expenses	771	(342)	324
Increase in other liabilities	26
Increase (decrease) prepaid revenue	101	(1,684)	5,626
Net cash provided by operating activities (Note 20)	44,160	19,307	11,473
Cash flows from investing activities:
Disposals (additions) to vessel and equipment	215	(52)	(137,276)
Acquisition of the Carmen Knutsen (net of cash required) (Note 22)	(55,683)
Settlement of foreign exchange forward contracts			(828)
Net cash used in investing activities	(55,468)	(52)	(138,104)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	45,422		176,299
Proceeds from issuance of long-term debt from related parties (Note 16, 18 and 22)	10,453
Repayment of long-term debt	(142,873)	(28,083)	(17,166)
Repayment of short-term debt			(20,000)
Payments of debt issuance cost	(1,098)		(2,536)
Changes in payables to owners and affiliates (Notes 20)		3,491	(47,846)
Changes in payables to related parties	(15,174)
Contributions from/distribution to owner, net (Notes 20)	11,623	3,414	38,040
Proceeds from initial public offering, net of underwriters' discount	168,313
Cash distributed to KNOT	(21,954)
Offering cost	(2,201)
Cash distribution	(13,163)
Change in restricted cash	(458)	22	(346)
Net cash provided by (used in) financing activities	38,890	(21,156)	126,445
Effect of exchange rate changes on cash	(33)	(1)
Net increase (decrease) in cash and cash equivalents	27,549	(1,902)	(186)
Cash and cash equivalents at the beginning of the year	1,287	3,189	3,375
Cash and cash equivalents at the end of the year	$ 28,836	$ 1,287	$ 3,189